Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Jul. 23, 2020
Class I
Account Value [Line Items]
Account Value	$ 264,312	$ 250,344	$ 285,500	$ 318,370	$ 321,362		$ 250,000
Retail Class
Account Value [Line Items]
Account Value	$ 8,915	8,468	9,676	10,819	10,954	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 486,501	389,139	308,137	376,286	292,362		250,000
S&P Global BMI (US Dollar - HEDGED) NTR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global BMI (US Dollar - HEDGED) NTR
Account Value	$ 433,780	361,411	296,050	350,303	291,412		250,000
S&P Global Infrastructure Index HEDGED Net TR (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index HEDGED Net TR (USD)
Account Value	$ 406,937	341,566	322,786	310,972	271,848		$ 250,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 17,280	13,822	10,945	13,365	10,384	10,000
S&P Global BMI (US Dollar - HEDGED) NTR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global BMI (US Dollar - HEDGED) NTR
Account Value	$ 15,505	12,918	10,582	12,521	10,416	10,000
S&P Global Infrastructure Index HEDGED Net TR (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index HEDGED Net TR (USD)
Account Value	$ 15,186	$ 12,747	$ 12,046	$ 11,605	$ 10,145	$ 10,000